Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Total assets		$ 3,588,984	$ 4,395,464
Total liabilities		3,681,157	4,300,808
Net assets		(92,173)	94,656
Revenue		13,653,381	10,858,274	$ 9,744,914
Net income (loss)		(181,557)	(204,967)	25,246
Net cash provided by (used in) operating activities	[1]	(297,121)	(1,021,593)	296,037
Net cash provided by (used in) financing activities		2,531	1,475,795	(376,338)
Net (decrease) increase in cash and cash equivalents		(294,590)	454,202	$ (80,301)
Demo Industry Inc. [Member] | Taxes payable [Member]
Variable Interest Entity [Line Items]
Total liabilities		12,217	4,455
Demo Industry Inc. [Member] | Accounts Payable [Member]
Variable Interest Entity [Line Items]
Total liabilities		380,219	609,818
Demo Industry Inc. [Member] | Advances from customers [Member]
Variable Interest Entity [Line Items]
Total liabilities			21,571
Demo Industry Inc. [Member] | Due from related party [Member]
Variable Interest Entity [Line Items]
Total assets			437
Demo Industry Inc. [Member] | Due to related party [Member]
Variable Interest Entity [Line Items]
Total liabilities		2,094
Demo Industry Inc. [Member] | Inventories, net [Member]
Variable Interest Entity [Line Items]
Total assets		1,982,601	2,004,603
Demo Industry Inc. [Member] | Accounts receivable, net [Member]
Variable Interest Entity [Line Items]
Total assets		1,339,633	1,829,084
Demo Industry Inc. [Member] | Cash and cash equivalents [Member]
Variable Interest Entity [Line Items]
Total liabilities		266,750	561,340
Demo Industry Inc. [Member] | Current Assets [Member]
Variable Interest Entity [Line Items]
Total assets		3,588,984	4,395,464
Demo Industry Inc. [Member] | Amounts due to inter-companies [Member]
Variable Interest Entity [Line Items]
Total liabilities	[2]	3,286,627	3,664,964
Demo Industry Inc. [Member] | Current liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		$ 3,681,157	$ 4,300,808

[1]	Intercompany balances are eliminated upon consolidation.
[2]	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Company.